Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Financial Position (Parentheticals) - Parent [Member] - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Financial Position (Parentheticals) [Line Items]
Common stock, par value (in Dollars per share)	[1]	$ 0.12	$ 0.12
Common stock, shares authorized	[1]	300,000,000	7,500,000
Ordinary shares, issued	[1]	9,830,373	1,618,977
Ordinary shares ,outstanding	[1]	9,830,373	1,618,977

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.